Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013
Income Taxes [Line Items]
Valuation allowance	$ 19,176	$ 7,533
Increase in valuation allowance	11,643
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	19,155
Accrued interest and penalties included in unrecognized tax benefits	10,606	10,134
Additional net interest and penalties recognized in income tax expense	472
Decrease in unrecognized tax benefit that it is reasonably possible within the next twelve months	8,533
Federal and State Tax Credits | Indefinite Life
Income Taxes [Line Items]
Tax credits	10,235
Subject To Utilization Limitations | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2019
Subject To Utilization Limitations | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2023
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	59,874
Net operating loss carryforwards, limitation on utilization	6,653
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards	421,926
Not Subject to Annual Limitation | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2030
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	410,087
Net operating loss carryforwards, limitation on utilization	$ 0